Note 16 - Net Income (Loss) Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Basic net income (loss) per common share from continuing operations:
Net income (loss)	$59,125	$(17,152)
Less: deemed dividend related to Series A Redeemable Convertible Preferred Stock	(186)	—
Less: income allocated to participating securities	(5,240)	—
Net income (loss) attributable to common shareholders	$53,699	$(17,152)
Weighted average shares outstanding — basic	7,385,348	5,993,013
Net income (loss) — basic	$7.27	$(2.86)
	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Basic net income (loss) per common share from discontinued operations:
Net loss	$(11,370)	$(17,947)
Weighted average shares outstanding — basic	7,385,348	5,993,013
Net income (loss) — basic	$(1.54)	$(3.00)
	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Diluted net income (loss) per common share from continuing operations:
Net income (loss)	$59,125	$(17,152)
Less: deemed dividend related to Series A Redeemable Convertible Preferred Stock	(186)	—
Less: income allocated to participating securities	(5,227)	—
Net income (loss) attributable to common shareholders	$53,712	$(17,152)
Weighted average shares outstanding — basic	7,385,348	5,993,013
Dilutive effect of warrants	20,285	—
Dilutive effect of RSUs	1,353	—
Weighted average shares outstanding — diluted	7,406,986	5,993,013
Net income (loss) — diluted	$7.25	$(2.86)
	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Diluted net income (loss) per common share from discontinued operations:
Net loss	$(11,370)	$(17,947)
Weighted average shares outstanding — basic	7,385,348	5,993,013
Dilutive effect of warrants	20,285	—
Dilutive effect of RSUs	1,353	—
Weighted average shares outstanding — diluted	7,406,986	5,993,013
Net income (loss) — diluted	$(1.53)	$(3.00)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2022	2021
ESPP, RSUs and stock options to purchase common stock	815,710	816,421
Common stock warrants	133,833	883,833